Property and equipment - (Details 2) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	R$ 399,990 [1]	R$ 67,104	R$ 10,889
POS Devices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	340,011
Depreciation	R$ 15,490

[1]	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490